RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)															1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2025	May 08, 2025	May 08, 2025	Jan. 01, 2025	Jul. 15, 2024	Oct. 19, 2023	Oct. 19, 2023	Sep. 30, 2023	May 01, 2023	Dec. 30, 2021	Nov. 30, 2021	Oct. 19, 2021	May 13, 2021	Mar. 09, 2021	Nov. 14, 2025	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 21, 2024	Nov. 30, 2023	Sep. 06, 2023	Jun. 30, 2023	Apr. 30, 2023	Aug. 23, 2022	Jul. 16, 2020
Compass Digital Acquisition Corp [Member]
Related Party Transaction [Line Items]
Aggregate shares issued														5,750,000
Number of shares issued transactions, value														$ 25,000
Founder shares subject to forfeiture													721,402						750,000		750,000
Common stock issued and outstanding																			20.00%		20.00%
Price per unit												$ 10.00				$ 10.00			$ 10.00		$ 10.00
Sale of per share																$ 10.00			$ 10.00		$ 10.00
Deferred offering costs
Other Receivables, Net, Current																$ 114,586			$ 114,586
Working capital loans																										$ 1,500,000
Per month for office space, secretarial and administrative service expenses																			10,000		10,000
Administrative service expense																30,000		$ 30,000	90,000	$ 90,000
Administrative expenses from transactions with related party																			250,000		160,000	$ 40,000
Cash payments																$ 25,000			$ 25,000		$ 25,000
Compass Digital Acquisition Corp [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Price per warrant																$ 1.50			$ 1.50		$ 1.50
Conversion of notes																$ 1,500,000			$ 1,500,000		$ 1,500,000
Compass Digital Acquisition Corp [Member] | 2021 Promissory Note [Member]
Related Party Transaction [Line Items]
Principal amount										$ 1,000,000
Withdrawn of outstanding working capital loans																125,000			125,000		125,000	125,000
Compass Digital Acquisition Corp [Member] | 2024 Promissory Note [Member]
Related Party Transaction [Line Items]
Aggregate cover expenses																								$ 2,500,000
Unpaid principal amount																								$ 1,350,000
Price per warrant																								$ 1.50
Outstanding promissory note amount																					$ 1,115,000	0
Compass Digital Acquisition Corp [Member] | 2024 Promissory Note [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Outstanding promissory note amount															$ 1,662,872
Increase in notes payable															$ 27,000
Compass Digital Acquisition Corp [Member] | Sponsor Employment Agreement [Member]
Related Party Transaction [Line Items]
Paid payroll and bonuses																395			36,969
Compass Digital Acquisition Corp [Member] | Non Redemption Agreements [Member]
Related Party Transaction [Line Items]
Non redemption shares		100,000	100,000
Founder shares description		(i) 20,000 Founder Shares held by the Sponsor and (ii) if the initial Business Combination is not completed by October 19, 2025, an additional 20,000 Founder Shares held by the Sponsor.	(i) 20,000 Founder Shares held by the Sponsor and (ii) if the initial Business Combination is not completed by October 19, 2025, an additional 20,000 Founder Shares held by the Sponsor.
Compass Digital Acquisition Corp [Member] | Institutional Anchor Investors [Member]
Related Party Transaction [Line Items]
Aggregate of shares transferred												20,000,000
Sale of per share												$ 10.00									$ 0.004
Compass Digital Acquisition Corp [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Other Receivables, Net, Current																114,586			114,586
Loans payable current																227,273			227,273		$ 227,273	90,909
Compass Digital Acquisition Corp [Member] | Related Party [Member] | 2024 Promissory Note [Member]
Related Party Transaction [Line Items]
Outstanding promissory note amount																1,760,872			1,760,872		1,240,000
Compass Digital Acquisition Corp [Member] | Polar Capital Investment [Member]
Related Party Transaction [Line Items]
Withdrawn of related party loans																1,250,000			1,250,000		1,250,000	500,000
Allocation of proceeds to debt and equity instruments issued																			1,022,727		1,022,727	409,091
Loans payable current																$ 227,273			$ 227,273		$ 227,273	$ 90,909
Compass Digital Acquisition Corp [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Price per warrant																						$ 0.25
Compass Digital Acquisition Corp [Member] | Founder Shares [Member] | Institutional Anchor Investors [Member]
Related Party Transaction [Line Items]
Sale of per share																$ 0.004			$ 0.004
Compass Digital Acquisition Corp [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Shares issued							749,810
Conversion of stock, shares converted					2,600,000	600,000
Common stock, shares, outstanding																2,110,122			2,110,122		2,110,122	4,710,122
Common stock, shares, issued																2,110,122			2,110,122		2,110,122	4,710,122
Compass Digital Acquisition Corp [Member] | Common Class B [Member] | Non Redemption Agreements [Member]
Related Party Transaction [Line Items]
Non redemption shares																			782,490		83,332	749,810
Compass Digital Acquisition Corp [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Common stock, shares, outstanding																3,200,000			3,200,000		3,200,000	600,000
Price per unit																$ 18.00			$ 18.00		$ 18.00
Price per warrant																$ 9.20			$ 9.20		$ 9.20
Common stock, shares, issued																3,200,000			3,200,000		3,200,000	600,000
Compass Digital Acquisition Corp [Member] | Common Class A [Member] | 2021 Promissory Note [Member]
Related Party Transaction [Line Items]
Conversion price										$ 1.50
Compass Digital Acquisition Corp [Member] | Common Class A [Member] | Non Redemption Agreements [Member]
Related Party Transaction [Line Items]
Non redemption shares							4,998,734
Compass Digital Acquisition Corp [Member] | Common Class A [Member] | Polar Capital Investment [Member]
Related Party Transaction [Line Items]
Allocation of proceeds to debt and equity instruments issued																			$ 0	204,549	$ 613,640	$ 409,091
Compass Digital Acquisition Corp [Member] | Common Class A [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Price per unit																$ 12.00			$ 12.00		$ 12.00
Compass Digital Acquisition Corp [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares issued											1,240,488
Aggregate of shares transferred											1,240,488
Sale of per share											$ 10.00
Compass Digital Acquisition Corp [Member] | IPO [Member]
Related Party Transaction [Line Items]
Aggregate of shares transferred												20,000,000
Sale of per share												$ 10.00				10.00			$ 10.00		$ 10.00
Compass Digital Acquisition Corp [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Aggregate of shares transferred																			1,547,727		1,547,727
Sale of per share																$ 6.73			$ 6.73		$ 6.73
Deferred offering costs																$ 10,414,655			$ 10,414,655		$ 10,414,655
Statement of operations and transaction costs																			352,186		352,186
Compass Digital Acquisition Corp [Member] | Founder Shares [Member] | Non Redemption Agreements [Member]
Related Party Transaction [Line Items]
Number of shares issued transactions, value			$ 223,000			$ 4,076,270													$ 6,025,173		$ 4,028,008
Number of share non-redeemed			100,000			749,810
Price per warrant		$ 5.56	$ 5.56		$ 5.49	$ 5.49	$ 5.49									$ 7.70			$ 7.70		$ 5.43
Number of share non-redeemed						412,498													782,490
Number of shares issued transactions			40,000			742,490													782,490		742,490
Compass Digital Acquisition Corp [Member] | Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Shares forfeited																			439,878		439,878
Common stock, shares, outstanding																					2,110,122	2,110,122
Common stock, shares, issued																					2,110,122	2,110,122
Compass Digital Acquisition Corp [Member] | Founder Shares [Member] | Common Class B [Member] | Non Redemption Agreements [Member]
Related Party Transaction [Line Items]
Shares issued						749,810
Value issued						$ 3,444,008
Price per warrant						$ 4.59	$ 4.59
Compass Digital Acquisition Corp [Member] | Founder Shares [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Conversion of stock, shares converted						600,000
Compass Digital Acquisition Corp [Member] | Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares issued											1,240,488
Compass Digital Acquisition Corp [Member] | Founder Shares [Member] | IPO [Member]
Related Party Transaction [Line Items]
Stockholders equity deficit																			$ 10,062,469		$ 10,062,469
Compass Digital Acquisition Corp [Member] | New Sponsor [Member] | Non Redemption Agreements [Member]
Related Party Transaction [Line Items]
Number of shares issued transactions						82,498
Compass Digital Acquisition Corp [Member] | Administrative Services Agreement [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Administrative service expense																$ 30,000		30,000	$ 90,000	90,000	$ 120,000	$ 120,000
Key Mining Corp [Member]
Related Party Transaction [Line Items]
Aggregate shares issued																						6,755,760
Common stock, shares, outstanding																89,514,388			89,514,388		77,222,388	77,222,388
Price per unit									$ 0.139												$ 0.139								$ 0.25
Deferred offering costs																					$ 122,789
Other Receivables, Net, Current																						$ 22,600
Price per warrant																									$ 0.45		$ 0.60
Common stock, shares, issued																89,514,388			89,514,388		77,222,388	77,222,388
Director fees																			$ 52,500	52,500	$ 52,500	$ 2,544,750
Accrued liability																						1,237								$ 1,237
Legal expense																$ 15,260		8,717	$ 45,187	$ 47,544	8,636	66,750
Success fee percentage																			15.00%	15.00%
Success fee paid																			$ 35,270	$ 157,298
Consulting fees																30,000		25,000	90,000	85,000	115,000	70,759
Accounting fees																11,250		22,200	33,750	51,100
Accounting fee																					64,116	53,628
Cash payments									$ 56,000
Business combination, price of acquisition, expected									397,036
Prepaid amount								$ 170,850	$ 1,507																			$ 170,850
Exploration expense								$ 187,060								$ 171,838		35,888	518,567	$ 757,566	1,091,400	$ 2,560,764
Key Mining Corp [Member] | Director [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Director fees																			2,500		2,500
Key Mining Corp [Member] | Director [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Director fees																			5,000		5,000
Key Mining Corp [Member] | President [Member]
Related Party Transaction [Line Items]
Officers compensation																			180,000		180,000
Key Mining Corp [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Officers compensation																			7,500		7,500
Key Mining Corp [Member] | General Manager of KMChile [Member]
Related Party Transaction [Line Items]
Officers compensation																			144,000		$ 144,000
Key Mining Corp [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Shares issued	1,404,001
Value issued	$ 210,600
Key Mining Corp [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued transactions, value																			$ 946,560
Shares issued																	7,730,000		7,730,000		7,730,332	10,000	900,000
Price per unit																$ 0.139			$ 0.139		$ 0.25	$ 0.25
Value issued																	$ 7,730				$ 1,706,997	$ 10
Price per warrant																					$ 0.139	$ 0.25
Number of shares issued transactions																			4,352,000
Key Mining Corp [Member] | Common Stock [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Aggregate shares issued				12,292,332
Aggregate of shares transferred				4,352,000